Average Annual Total Returns (Vanguard Massachusetts Tax-Exempt Fund, Vanguard Massachusetts Tax-Exempt Fund - Investor Shares)	12 Months Ended
Nov. 30, 2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.29%
Five Years	4.86%
Ten Years	4.45%
Inception Date	Dec. 09, 1998
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.10%
Five Years	4.82%
Ten Years	4.43%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.40%
Five Years	4.55%
Ten Years	4.30%
Barclays MA Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.49%
Five Years	4.82%
Ten Years	4.75%